Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 37.5%
Al Rajhi Bank	5,731,137	$107,972,570
Alinma Bank	3,076,339	26,759,637
Arab National Bank	2,020,880	13,701,843
Bank AlBilad	1,613,330	16,000,308
Bank Al-Jazira	1,484,755	6,942,720
Banque Saudi Fransi	1,896,876	20,127,340
Riyad Bank	4,295,160	37,493,763
Saudi British Bank (The)	2,854,873	28,147,231
Saudi Investment Bank (The)	666,442	2,991,586
Saudi National Bank (The)	8,578,089	84,366,594
		344,503,592
Building Products — 0.2%
Bawan Co.	51,952	456,089
Saudi Ceramic Co.	214,366	1,809,789
		2,265,878
Capital Markets — 0.2%
Saudi Tadawul Group Holding Co.	47,636	2,033,896

Chemicals — 13.3%
Advanced Petrochemical Co.	495,027	5,758,533
Alujain Corp.	99,748	1,087,685
Methanol Chemicals Co.(a)	61,934	419,468
National Industrialization Co.(a)	1,338,428	5,234,552
SABIC Agri-Nutrients Co.	570,533	18,986,901
Sahara International Petrochemical Co.	1,215,903	11,517,649
Saudi Aramco Base Oil Co.	13,117	468,614
Saudi Basic Industries Corp.	2,617,334	61,499,298
Saudi Industrial Investment Group	1,016,593	6,671,499
Saudi Kayan Petrochemical Co.(a)	1,401,081	4,768,091
Yanbu National Petrochemical Co.	516,790	5,843,107
		122,255,397
Commercial Services & Supplies — 0.4%
Saudi Airlines Catering Co.	172,437	4,017,613

Construction Materials — 3.4%
Arabian Cement Co./Saudi Arabia	251,051	2,513,781
City Cement Co.	332,536	2,101,194
Eastern Province Cement Co.	215,586	2,527,802
Najran Cement Co.	478,133	1,777,567
Northern Region Cement Co.	538,752	1,738,128
Qassim Cement Co. (The)	193,067	3,778,159
Saudi Cement Co.	313,255	4,901,282
Southern Province Cement Co.	271,450	3,825,865
Yamama Cement Co.	441,760	3,969,103
Yanbu Cement Co.	339,550	3,706,002
		30,838,883
Consumer Finance — 0.0%
Nayifat Finance Co.	84,528	448,724

Diversified Consumer Services — 0.2%
Ataa Educational Co.	42,505	753,313
National Co. for Learning & Education Ltd.	42,505	1,282,660
		2,035,973
Financial Services — 0.1%
Amlak International for Real Estate Finance Co.	114,740	466,625
SHL Finance Co.	84,495	460,383
		927,008
Security	Shares	Value

Diversified Telecommunication Services — 6.6%
Saudi Telecom Co.	5,286,653	$60,974,966

Electric Utilities — 1.7%
Saudi Electricity Co.	2,735,519	15,736,829

Electrical Equipment — 0.1%
Riyadh Cables Group Co.(a)	28,365	461,306

Diversified REITs — 0.2%
Jadwa REIT Saudi Fund	463,766	1,705,285
Riyad REIT Fund	186,057	446,441
		2,151,726
Consumer Staples Distribution & Retail — 1.0%
Abdullah Al Othaim Markets Co.	173,159	6,275,672
Al-Dawaa Medical Services Co.	21,984	505,003
Almunajem Foods Co.	31,425	544,343
BinDawood Holding Co.	31,602	568,715
Nahdi Medical Co.	34,107	1,547,312
		9,441,045
Food Products — 3.6%
Al Jouf Agricultural Development Co.	45,661	659,226
Almarai Co. JSC	848,770	12,386,118
Halwani Brothers Co.	40,795	660,859
National Agriculture Development Co. (The)(a)	257,064	2,302,427
Saudi Fisheries Co.(a)	59,431	505,879
Saudia Dairy & Foodstuff Co.	68,202	5,578,643
Savola Group (The)	937,069	8,969,032
Sinad Holding Co.(a)	414,333	1,394,508
Tanmiah Food Co.	14,656	500,151
		32,956,843
Gas Utilities — 0.4%
National Gas & Industrialization Co.	209,939	3,428,518

Health Care Providers & Services — 4.8%
Al Hammadi Holding	347,053	4,743,098
Dallah Healthcare Co.	135,858	5,893,085
Dr Sulaiman Al Habib Medical Services Group Co.	200,924	14,306,213
Middle East Healthcare Co.(a)	193,726	3,043,369
Mouwasat Medical Services Co.	170,193	10,206,809
National Medical Care Co.	124,903	3,669,700
Saudi Chemical Co. Holding	233,954	2,191,067
		44,053,341
Hotels, Restaurants & Leisure — 1.2%
Alamar Foods, NVS	13,179	460,288
Dur Hospitality Co.(a)	244,079	1,757,252
Herfy Food Services Co.	126,132	1,173,149
Leejam Sports Co. JSC	109,115	3,432,252
Seera Group Holding(a)	645,801	4,412,795
		11,235,736
Independent Power and Renewable Electricity Producers — 0.6%
ACWA Power Co.	136,982	5,447,080

Industrial Conglomerates — 0.1%
Astra Industrial Group	60,120	1,157,264

Insurance — 2.3%
Al Rajhi Co. for Co-operative Insurance(a)	93,292	2,870,293
Bupa Arabia for Cooperative Insurance Co.	254,114	11,381,879
Co. for Cooperative Insurance (The)(a)	229,145	6,952,304
		21,204,476

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 0.7%
Al Moammar Information Systems Co.	26,173	$955,897
Arabian Internet & Communications Services Co.	6,870	538,222
Elm Co.	33,740	4,035,838
Perfect Presentation For Commercial Services Co., NVS	8,484	516,169
		6,046,126
Media — 0.8%
Arabian Contracting Services Co.	20,891	796,353
Saudi Research & Media Group(a)	136,323	6,831,823
		7,628,176
Metals & Mining — 4.2%
Al Masane Al Kobra Mining Co.	21,526	446,863
Saudi Arabian Mining Co.(a)	2,279,843	37,741,882
		38,188,745
Oil, Gas & Consumable Fuels — 8.1%
Aldrees Petroleum and Transport Services Co.	162,235	4,649,942
Rabigh Refining & Petrochemical Co.(a)	1,642,769	4,815,309
Saudi Arabia Refineries Co.	20,422	474,881
Saudi Arabian Oil Co.(b)	7,732,437	64,904,070
		74,844,202
Paper & Forest Products — 0.1%
Middle East Paper Co.	51,548	467,057

Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical
Appliances Corp.(a)	283,386	2,871,182

Professional Services — 0.2%
Maharah Human Resources Co.	94,618	1,688,949

Real Estate Management & Development — 2.1%
Arriyadh Development Co.	449,888	2,428,504
Dar Al Arkan Real Estate Development Co.(a)	1,967,655	8,082,819
Emaar Economic City(a)	1,707,039	4,486,080
Retal Urban Development Co., NVS	132,820	409,188
Saudi Real Estate Co.(a)	801,045	2,984,306
Sumou Real Estate Co.	31,742	456,001
		18,846,898
Security	Shares	Value

Ground Transportation — 0.6%
Saudi Public Transport Co.(a)	361,111	$1,732,564
Theeb Rent A Car Co.	36,070	729,631
United International Transportation Co.	192,268	3,381,876
		5,844,071
Specialty Retail — 1.8%
AlSaif Stores For Development & Investment Co.	18,668	489,744
Fawaz Abdulaziz Al Hokair & Co.(a)	202,475	848,170
Jarir Marketing Co.	2,104,530	9,873,633
Saudi Automotive Services Co.	68,170	873,085
Saudi Co. For Hardware CJSC(a)	106,710	997,116
United Electronics Co.	177,555	3,431,998
		16,513,746
Transportation Infrastructure — 0.5%
Saudi Ground Services Co.(a)	395,801	3,420,994
Saudi Industrial Services Co.	117,552	918,680
		4,339,674
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co.	24,468	984,185

Wireless Telecommunication Services — 2.3%
Etihad Etisalat Co.	1,247,438	14,298,245
Mobile Telecommunications Co.(a)	1,736,567	6,381,028
		20,679,273
Total Investments — 99.7%
(Cost: $676,514,187)		916,518,378

Other Assets Less Liabilities — 0.3%		2,723,729

Net Assets — 100.0%		$919,242,107

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$3,600,000	$—	$(3,600,000	)(b)	$—	$—	$—	—	$25,777	$1

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	49	06/16/23	$2,344	$(52,135)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$46,700,771	$869,817,607	$—	$916,518,378

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(52,135)	$—	$—	$(52,135)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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